8. TRANSACTIONS INVOLVING RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Transactions Involving Related Parties Tables
Schedule of Other Transactions
	As of December 31,	As of December 31,
	2017	2016
Antonios Bertsos	$47,604	$—
Mim Maritime Inc. (Guarantee)	538,572	—
Non executive directors (Annual compensation - cash portion)	16,000	—
Mim Maritime Inc. (as Manager)	157,239	—
	$759,415	$—